Loss per share	6 Months Ended
Jun. 30, 2022
Loss per share
Loss per share

20. Loss per share

Basic and diluted loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of shares in issue during the period excluding shares purchased by the Group and held as treasury shares.

	For the three months		For the six months
	ended June 30,		ended June 30,
	2022	2021	2022	2021
Loss attributable to equity holders of the Company	(7,221,252)	(4,690,149)	(13,044,987)	(7,329,762)
Weighted average number of shares in issue	37,467,005	34,060,051	37,891,408	33,789,956
Basic and diluted loss per share	(0.19)	(0.14)	(0.34)	(0.22)

The Company has three categories of dilutive potential shares as of June 30, 2022 and 2021: equity sharing certificates (“ESCs”), share options and warrants. For the three-month and six-month periods ended June 30, 2022 and 2021, equity sharing certificates, share options and warrants have been ignored in the calculation of the loss per share, as they would be antidilutive.